Offerings	Jul. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2028
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	0.99992
Maximum Aggregate Offering Price	$ 499,960,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,543.88
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-289016).
The maximum aggregate offering price of that offering is $1,499,245,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2030
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	0.99891
Maximum Aggregate Offering Price	$ 499,455,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,466.56
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-289016).
The maximum aggregate offering price of that offering is $1,499,245,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2035
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	0.99966
Maximum Aggregate Offering Price	$ 499,830,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,523.97
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-289016).
The maximum aggregate offering price of that offering is $1,499,245,000.